CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Jun. 30, 2018	Dec. 31, 2017
Common Units [Member]
Common units issued	42,073,062	41,900,708
Common units outstanding	42,073,062	41,900,708